32. Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments Tables
Contracts
Port	Minimum movement in tons per year	Maturity
Aratu	397,000	2031
Aratu	900,000	2022
Suape	250,000	2027
Suape	400,000	2029

Insurance coverage in subsidiaries
Maximum compensation value (*)

Oxiteno	US$ 1,142
Ipiranga	R$ 924
Ultracargo	R$ 740
Ultragaz	R$ 150
Extrafarma	R$ 160

Operating lease contracts

	Up to 1 year	Between 1 and 5 years	More than 5 years	Total

2017	38,321	62,832	-	101,153

		Up to 1 year	Between 1 and 5 years	More than 5 years	Total

2017	payable	167,733	530,744	444,582	1,143,059
	receivable	(60,705)	(178,696)	(128,307)	(367,708)